LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS
LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS

NOTE 2 – LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS

LIQUIDITY AND CAPITAL RESOURCES

As of 31 December 2019, TORM’s cash and cash equivalents including restricted cash totaled USD 72m (2018: USD 127m; 2017: USD 134m), and undrawn credit facilities amounted to USD 173m (2018: USD 279m; 2017: USD 271m). The undrawn credit facilities consisted of a USD 75m Working Capital Facility, a bilateral USD 53m facility with ABN AMRO Bank and a USD 46m facility with KfW. TORM had four newbuildings on order for delivery in 2020 (2018: nine; 2017: ten). The total outstanding CAPEX related to these newbuildings was USD 51m (2018: USD 258m; 2017: USD 307m) and is mainly financed by the undrawn facilities with ABN AMRO Bank and Danish Ship Finance.

TORM has a Term Facility I of USD 237m and an undrawn Working Capital Facility of USD 75m both with maturity in 2021. In addition to the Term Facility I and the Working Capital Facility, TORM has a Term Facility II of USD 75m with maturity in 2022 and bilateral loan agreements with ING of USD 36m maturing in 2024, with China Export-Import Bank of USD 104m with maturity in 2030, with ABN AMRO of USD 21m maturing in 2024 and with Danish Ship Finance of USD 207m maturing in 2026. The loan agreement with Danish Ship Finance consists of four tranches, two of which expire in 2021 with total balloon payments of USD 72m. As of 31 December 2019, the scheduled minimum payments on mortgage debt and bank loans in 2020 were USD 83m.

TORM’s bank debt facilities include financial covenants related to:

•	Minimum liquidity including committed credit lines
•	Minimum cash
•	Loan-to-value
•	Equity ratio

During 2019, 2018 and 2017, TORM did not have any covenant breaches.

SUBSEQUENT EVENTS

•	On 3 January 2020, TORM took delivery of the newbuilding TORM Elise (hull no. 15121140), a 75,000 DWT LR1 tanker from Guangzhou Shipyard International.
•	On 6 January 2020, TORM took delivery of the newbuilding TORM Elizabeth (hull no. 15121141), a 75,000 DWT LR1 tanker from Guangzhou Shipyard International.
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On 8 January 2020, TORM delivered the Handysize tanker TORM Garonne to its new owner. In the financial statements, TORM Garonne is treated as an asset held for sale. The delivery resulted in a net impairment of vessels of USD 0.7m in 2019.

•	On 14 January 2020, TORM took delivery of the newbuilding TORM Splendid (hull no. 15121039), a 50,000 DWT MR tanker from Guangzhou Shipyard International.
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On 14 January 2020, TORM announced the obtaining of a USD 496m bank financing for the refinancing of four existing facility agreements and the replacement of the existing working capital facility, thereby removing all major debt maturities until 2026. The new agreements include financing of 46 existing vessels. The refinancing was successfully closed on 6 February 2020.

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On 16 January 2020, TORM carried out a capital increase due to the exercise of Restricted Share Units as part of the Company's incentive program. TORM increased its share capital by 12,405 A-shares corresponding to a nominal value of USD 124.05. After the capital increase, TORM's share capital amounts to USD 747,606.55 divided into 74,760,653 A-shares of USD 0.01 each, one B-share of USD 0.01 and one C-share of USD 0.01. A total of 74,760,653 votes are attached to the A-shares.

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On 23 January 2020, TORM entered into an agreement to purchase two scrubber-fitted, fuel-efficient and dual-fuel-ready LR2 newbuildings from Guangzhou Shipyard International with expected delivery in the fourth quarter of 2021. TORM expects to have total CAPEX relating to the two vessels of USD 95m  including extra costs related to TORM's design requirements and scrubber installations. TORM has secured financing of USD 76m with an international financial institution. The financing will be structured as a ten-year sale and leaseback agreement with purchase options during the lease period and at maturity,  providing TORM with maximum capital commitment flexibility.

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Since the end of 2019, TORM has decided to conduct retrofit scrubber installations on three additional MR vessels. This brings the total scrubber-fitted vessels to 49 when the two LR2 newbuildings are delivered in the fourth quarter of 2021.

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Towards the end of January 2020, the product tanker market softened from strong levels, negatively impacted by the global outbreak of the COVID-19. Although it is not possible to reliably estimate the length or severity of this outbreak and hence its financial impact, this has lowered both the general freight rate environment and the market values of TORM’s vessels.